Trade and other receivables, deposits and prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables, deposits and prepayments
Schedule of Trade receivables, Other Receivables, deposits and prepayments

	2021	2022
	RMB’000	RMB’000
Trade receivables	7,772	6,193
Other receivables	1,550	1,460
Deposits	15,204	17,976
Prepayments	31,471	31,030
Advances to employees	41	720
	48,266	51,186
Less: Non-current portion
Prepayments and deposits	(16,574)	(25,299)
Current portion	31,692	25,887